Financial Instruments - Summary of fair value of the Forward Purchase Agreements (Details) - $ / shares	Sep. 30, 2023	Apr. 26, 2023
Disclosure of financial liabilities [line items]
Total number of shares issued	3,741,424	6,567,814
Opening share price	0.75	8.75
Expected volatility	70.00%	70.00%
Dividend yield	0.00%	0.00%
Risk free interest rate	4.90%	3.80%
Fair value per share	$ 0.71	$ 7.5